INTEREST-BEARING LOANS AND BORROWING (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,176.3	R$ 2,203.0
Interest-bearing loans and borrowings, current	1,276.4	1,298.1
Debt Denominated In U S D [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent
Interest-bearing loans and borrowings, current	R$ 3.8	R$ 0.0
Debt Denominated In U S D [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	8.00%	14.00%
Debt Denominated In C A D [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 289.7	R$ 350.2
Interest-bearing loans and borrowings, current	149.6	130.1
Debt Denominated In C A D [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent
Interest-bearing loans and borrowings, current
Debt Denominated In C A D [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	5.78%	5.63%
Debt Denominated In C A D [Member] | Weighted average [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.60%
Debt Denominated In Other Latin American Currencies [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 319.5	R$ 281.0
Interest-bearing loans and borrowings, current	R$ 190.7	R$ 124.6
Debt Denominated In Other Latin American Currencies [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	12.98%	11.48%
Reais Debt [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 1,243.1	R$ 1,180.7
Interest-bearing loans and borrowings, current	772.4	893.7
Reais Debt [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	96.9	111.6
Interest-bearing loans and borrowings, current	R$ 14.7	R$ 13.4
Reais Debt [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	11.06%	11.17%
Reais Debt [Member] | Weighted average [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	9.48%	9.47%
Reais Debt Related To I C M S [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 122.4	R$ 194.3
Interest-bearing loans and borrowings, current	107.2	103.2
Reais Debt Related To I C M S [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	104.7	85.1
Interest-bearing loans and borrowings, current	R$ 38.0	R$ 33.0
Reais Debt Related To I C M S [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.92%	2.95%
Reais Debt Related To I C M S [Member] | Weighted average [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	6.36%	6.56%